Share-Based Compensation - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Liability extinguished for stock options issued				$ 2,290,000
2011 Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted in period	1,300,000	1,359,000
Weighted average fair value of option granted		$ 4.46	$ 4.85	$ 5.24
Options Exercised
2011 Stock Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common share reserved and authorized for issuance	7,200,000
Vesting period	4 years	4 years
Options granted in period annual vesting percentage	25.00%	25.00%
Options exercise price	$ 10.00
Options contractual Term	10 years	10 years
Share based compensation nonvested awards total compensation cost not yet recognized			10,100,000
Share based compensation nonvested awards total compensation cost not yet recognized , recognition period			2 years 4 months 24 days
2011 Stock Plan | Replacement Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted in period	1,500,000
Liability extinguished for stock options issued	2,300,000
2011 Stock Plan | 2009 Replacement Option Grants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vesting percentage, year one	50.00%
Options vesting percentage, year two	25.00%
Options vesting percentage, year three	25.00%
2011 Stock Plan | 2010 Replacement Option Grants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Options granted in period annual vesting percentage	25.00%
2011 Stock Plan | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation nonvested awards total compensation cost not yet recognized		$ 7,200,000
Share based compensation nonvested awards total compensation cost not yet recognized , recognition period		2 years 3 months 18 days
2011 Stock Plan | Restricted Stock Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		2 years
2011 Stock Plan | Restricted Stock Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years